[Invesco Letterhead]

225 Liberty Street

New York, NY 10281

January 22, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review and Accounting Office

100 F Street NE

Washington, DC 20549

Re:	AIM Growth Series (Invesco Growth Series) (CIK: 0000202032)

Ladies and Gentlemen:

On behalf of AIM Growth Series (Invesco Growth Series) (the “Registrant”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933 (the “1933 Act”), including Rule 488 thereunder, is the electronic version of the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) containing a combined information statement/prospectus and related statement of additional information (“SAI”) to accomplish the following:

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The title of the securities being registered are Class A, Class C, Class R, Class R5, Class R6 and Class Y shares of beneficial interest, without par value, of the Invesco Main Street Mid Cap Fund® and Invesco Main Street Small Cap Fund®, each a series of the Registrant.

Pursuant to Rule 488 under the 1933 Act, the Registrant hereby proposes that the Registration Statement becomes effective on February 22, 2021. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2 of the Investment Company Act of 1940.

Please be advised that concurrent with this filing, AIM Counselor Series Trust (Invesco Counselor Series Trust) and AIM Investment Funds (Invesco Investment Funds) have each filed a registration statement on Form N-14 which contains the same combined information statement/prospectus and SAI.

Please contact Jacqueline Edwards, Esq. of Stradley Ronon at (212) 812-4142 with respect to this Form N-14 or in her absence, contact me at (212) 652-4208.

Very truly yours,

/s/ Taylor V. Edwards
Taylor V. Edwards, Esq.
Associate General Counsel

cc:	Jaea Hahn